Equity-Based Compensation - Summary of the Option Activity under the Equity Compensation Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Time Vested Options Outstanding [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Granted	261,288
Performance Vested Options Outstanding [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Granted	318,440
2021 Plan [Member] | Time Vested Options Outstanding [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Outstanding Beginning	968,293
Number of Options, Granted	261,288
Number of Options, Expired	(196,216)
Number of Options, Forfeited	(193,886)
Number of Options, Outstanding Ending	839,479	968,293
Number of Options, Exercisable	325,767
Weighted- Average Exercise Price (per option), Outstanding Beginning	$ 132.5
Weighted- Average Exercise Price (per option), Granted	23.58
Weighted- Average Exercise Price (per option), Forfeited	130.82
Weighted- Average Exercise Price (per option), Expired	108.69
Weighted- Average Exercise Price (per option), Outstanding Ending	32.53	$ 132.5
Weighted- Average Exercise Price (per option), Exercisable	$ 36.96
Weighted- Average Remaining Contractual Term (in years), Outstanding	7 years 3 months	6 years 4 months 6 days
Weighted- Average Remaining Contractual Term (in years), Exercisable	5 years 1 month 20 days
2021 Plan [Member] | Performance Vested Options Outstanding [Member]
Schedule of Share Based Compensation Activity [Line Items]
Number of Options, Granted	318,440
Number of Options, Outstanding Ending	318,440
Weighted- Average Exercise Price (per option), Granted	$ 22.02
Weighted- Average Exercise Price (per option), Outstanding Ending	$ 22.02
Weighted- Average Remaining Contractual Term (in years), Outstanding	9 years 5 months 12 days